Share-Based Payments - Summary of Information on Warrants Activity (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance	852,260		687,252
Warrants exercisable, granted	0		0
Warrants exercisable, exercised	0		0
Warrants exercisable, forfeited or expired	0		0
Option exercisable, ending balance	899,225	852,260
Weighted- average exercise price per share, beginning balance	€ 35.35		€ 27.74
Weighted- average exercise price per share, granted	0		0
Weighted- average exercise price per share, exercised		€ 0
Weighted- average exercise price per share, forfeited or expired	0		€ 0
Weighted- average exercise price per share, ending balance	€ 27.15	€ 35.35
Option outstanding, beginning balance	918,927		918,927
Warrants outstanding, granted	0	0
Warrants outstanding, exercised	(19,702)	0
Warrants outstanding, forfeited or expired	0	0
Option outstanding, ending balance	899,225	918,927
Weighted average exercise price per share, beginning balance	€ 35.12		€ 26.74
Weighted average exercise price per share, granted	0	€ 0
Weighted average exercise price per share, exercised	8.28	0
Weighted average exercise price per share, forfeited or expired	0	0
Weighted average exercise price per share, ending balance	€ 27.15	€ 35.12
Remaining Average Useful Life	5.3y	6.9y	7.2y